Expense Example (500 Index Trust B, Series NAV,500 Index Trust B, USD $)	12 Months Ended
May 01, 2011
500 Index Trust B | Series NAV,500 Index Trust B
Expense Example:
Year 1	$ 26
Year 3	133
Year 5	250
Year 10	$ 593